Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Class A | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)
Cash paid in excess of fair value of Private Placement warrants
Accretion of Class A common stock to redemption amount
Net income (loss)
Balance
Balance (in Shares)
Class B | Common Stock
Statement [Line Items]
Balance	[1]	$ 633	$ 633	$ 633		$ 633
Balance (in Shares)	[1]	6,325,000	6,325,000	6,325,000		6,325,000
Cash paid in excess of fair value of Private Placement warrants	[1]
Accretion of Class A common stock to redemption amount					[1]		[1]
Net income (loss)					[1]		[1]
Balance		$ 633	$ 633	$ 633	[1]	$ 633	[1]
Balance (in Shares)		6,325,000	6,325,000	6,325,000	[1]	6,325,000	[1]
Additional Paid-in Capital
Statement [Line Items]
Balance						$ 24,367
Cash paid in excess of fair value of Private Placement warrants						2,824,000
Accretion of Class A common stock to redemption amount						(2,848,367)
Net income (loss)
Balance
Accumulated Deficit
Statement [Line Items]
Balance		(12,096,835)	(20,825,430)	(20,825,430)		(675)
Cash paid in excess of fair value of Private Placement warrants
Accretion of Class A common stock to redemption amount		(26,684)		(2,310,479)		(18,676,477)
Net income (loss)		(1,282,098)	7,053,847	11,039,074		(2,148,278)
Balance		(13,405,617)	(13,771,583)	(12,096,835)		(20,825,430)
Balance		(12,096,202)	(20,824,797)	(20,824,797)		24,325
Cash paid in excess of fair value of Private Placement warrants						2,824,000
Accretion of Class A common stock to redemption amount		(26,684)		(2,310,479)		(21,524,844)
Net income (loss)		(1,282,098)	7,053,847	11,039,074		(2,148,278)
Balance		$ (13,404,984)	$ (13,770,950)	$ (12,096,202)		$ (20,824,797)

[1]	On February 11, 2021, the Company effected a 1:1.1 stock split of its Class B common stock, resulting in an aggregate of 6,325,000 shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock split.